Lease liabilities - Summary of Lease Libilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Non-current lease liabilities	$ 406	$ 325	$ 272
Current lease liabilities	$ 370	$ 341	$ 294